TAXATION - Taxes on income (Details) - USD ($)	3 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
TAXATION
Current tax expense	$ (4,379,313)	$ (1,162,366)
Deferred tax	2,296,318	2,428,775
Income tax expenses	$ (2,082,995)	$ 1,266,409